Enterprise-wide geographic reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,921	$ 43,230	$ 200,974
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,184	41,321	177,836
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 737	$ 1,909	$ 23,138
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenue from geographic area	100.00%	100.00%	100.00%